Pension benefits - Funded Status of Defined Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligations	$ 186.5	$ 176.1	$ 159.8
Plan assets at market value	(113.8)	(125.8)	(115.8)
Accrued pension liability exclusive social security	72.7	50.3
Social security related to pension obligations	10.2	7.3
Accrued pension liabilities	$ 82.9	$ 57.6